Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001922858
Registrant Name	ECD Automotive Design, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A